UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02589

Eaton Vance Series Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Growth Fund 1.0 as of September 30, 2007 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.0 (the Fund), a series of Eaton Vance Series Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2007, the value of the Fund’s investment in the Portfolio was $1,061,044,514 and the Fund owned approximately 5.0% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed Growth Portfolio                                                                                                 as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value
Aerospace & Defense — 3.8%
Boeing Company (The)	969,837	$101,823,187
General Dynamics Corp.	1,484,304	125,379,159
Honeywell International, Inc.	293,134	17,432,679
Lockheed Martin Corp.	19,800	2,148,102
Northrop Grumman Corp.	3,106,563	242,311,914
Raytheon Co.	58,507	3,733,917
Rockwell Collins, Inc.	129,632	9,468,321
United Technologies Corp.	3,697,374	297,564,660
		$799,861,939
Air Freight & Logistics — 2.4%
CH Robinson Worldwide, Inc.	1,231,891	$66,879,362
FedEx Corp.	2,219,464	232,488,854
United Parcel Service, Inc., Class B	2,838,763	213,191,101
		$512,559,317
Airlines — 0.0%
Southwest Airlines Co.	386,112	$5,714,458
		$5,714,458
Auto Components — 0.1%
Delphi Corp. (1)	5,361	$2,439
Johnson Controls, Inc.	201,677	23,820,070
WABCO Holdings, Inc.	151,141	7,065,842
		$30,888,351
Automobiles — 0.1%
DaimlerChrysler AG (2)	24,284	$2,433,257
Ford Motor Co. (1)	83,266	706,928
General Motors Corp.	33,939	1,245,561
Harley-Davidson, Inc.	142,540	6,586,773
		$10,972,519
Beverages — 5.1%
Anheuser-Busch Companies, Inc.	4,860,868	$242,994,791
Brown-Forman Corp., Class A	479,732	37,419,096
Brown-Forman Corp., Class B	45,820	3,432,376
Coca-Cola Co. (The)	5,266,976	302,693,111
Coca-Cola Enterprises, Inc.	1,706,930	41,341,845
PepsiCo, Inc.	6,142,010	449,963,653
		$1,077,844,872
Biotechnology — 1.2%
Amgen, Inc. (1)	3,731,264	$211,077,604
Biogen Idec, Inc. (1)	211,211	14,009,626
Genentech, Inc. (1)	6,700	522,734

Genzyme Corp. (1)	261,215	$16,184,881
Gilead Sciences, Inc. (1)	230,964	9,439,499
Vertex Pharmaceuticals, Inc. (1)	13,000	499,330
		$251,733,674
Building Products — 0.5%
American Standard Companies, Inc.	453,424	$16,150,963
Masco Corp.	3,403,035	78,848,321
		$94,999,284
Capital Markets — 4.8%
Affiliated Managers Group, Inc. (1)	20,520	$2,616,505
Ameriprise Financial, Inc.	66,443	4,193,218
Bank of New York Mellon Corp.	904,479	39,923,703
Bear Stearns Companies, Inc.	95,740	11,757,829
Charles Schwab Corp. (The)	803,107	17,347,111
Credit Suisse Group (2)	155,136	10,276,092
Deutsche Bank AG (2)	16,000	2,054,240
E*Trade Financial Corp. (1)	45,935	599,911
Federated Investors, Inc., Class B	1,599,819	63,512,814
Franklin Resources, Inc.	615,748	78,507,870
Goldman Sachs Group, Inc.	1,115,548	241,783,874
Knight Capital Group, Inc., Class A (1)	1,000,000	11,960,000
Legg Mason, Inc.	46,784	3,943,423
Lehman Brothers Holdings, Inc.	195,374	12,060,437
Merrill Lynch & Co., Inc.	2,562,101	182,626,559
Morgan Stanley	3,039,747	191,504,061
Northern Trust Corp.	723,236	47,928,850
Piper Jaffray Cos., Inc. (1)	12,636	677,290
Raymond James Financial, Inc.	221,005	7,260,014
State Street Corp.	577,018	39,329,547
T. Rowe Price Group, Inc.	341,862	19,038,295
UBS AG (2)	192,683	10,260,370
Waddell & Reed Financial, Inc., Class A	273,635	7,396,354
		$1,006,558,367
Chemicals — 0.8%
Arch Chemicals, Inc.	4,950	$232,056
Ashland, Inc.	46,969	2,828,003
Dow Chemical Co. (The)	250,895	10,803,539
Du Pont E.I. de Nemours and Co.	999,348	49,527,687
Ecolab, Inc.	407,411	19,229,799
Monsanto Co.	39,168	3,358,264
Olin Corp.	9,900	221,562
PPG Industries, Inc.	27,942	2,111,018
Rohm and Haas Co.	2,380	132,495

Sigma-Aldrich Corp.	1,062,698	$51,795,901
Tronox, Inc., Class B	26,441	238,762
Valspar Corp. (The)	985,379	26,812,163
		$167,291,249
Commercial Banks — 6.7%
Associated Banc-Corp.	991,726	$29,384,841
Banco Bilbao Vizcaya Argentaria SA ADR	82,683	1,924,860
Bank of Hawaii Corp.	69,735	3,685,495
Bank of Montreal (2)	287,959	18,855,555
BB&T Corp.	1,500,483	60,604,508
City National Corp.	143,260	9,958,003
Comerica, Inc.	400,891	20,557,690
Commerce Bancshares, Inc.	171,056	7,849,760
Fifth Third Bancorp	3,544,612	120,091,455
First Horizon National Corp.	144,579	3,854,476
First Midwest Bancorp, Inc.	479,888	16,392,974
HSBC Holdings PLC (2)	220,592	4,052,052
HSBC Holdings PLC (UK) (ADR)	578,331	53,553,451
Huntington Bancshares, Inc.	583,001	9,899,357
KeyCorp	741,808	23,982,653
M&T Bank Corp.	79,141	8,187,136
Marshall & Ilsley Corp.	646,310	28,288,989
National City Corp.	1,543,156	38,717,784
PNC Financial Services Group, Inc.	111,702	7,606,906
Regions Financial Corp.	2,359,232	69,550,159
Royal Bank of Canada (2)	611,830	33,968,802
Societe Generale (2)	1,669,583	280,175,565
SunTrust Banks, Inc.	1,035,883	78,385,267
Synovus Financial Corp.	842,907	23,643,541
Toronto-Dominion Bank (The) (2)	17,915	1,373,722
Trustmark Corp.	205,425	5,760,117
U.S. Bancorp	4,744,445	154,336,796
Valley National Bancorp.	5,229	115,979
Wachovia Corp.	2,865,299	143,694,745
Wells Fargo & Co.	3,369,419	120,018,705
Westamerica Bancorporation	1,968	98,026
Zions Bancorporation	366,194	25,146,542
		$1,403,715,911
Commercial Services & Supplies — 0.3%
ACCO Brands Corp. (1)	15,490	$347,596
Allied Waste Industries, Inc. (1)	771,568	9,837,492
Avery Dennison Corp.	56,594	3,226,990
Cintas Corp.	281,240	10,434,004
Donnelley (R.R.) & Sons Co.	18,144	663,345
Herman Miller, Inc.	541,800	14,704,452

HNI Corp.	291,437	$10,491,732
Manpower, Inc.	706	45,431
PHH Corp. (1)	20,110	528,491
Pitney Bowes, Inc.	39,022	1,772,379
Waste Management, Inc.	264,567	9,984,759
		$62,036,671
Communications Equipment — 2.6%
ADC Telecommunications, Inc. (1)	21,340	$418,477
Alcatel SA (ADR)	89,240	908,463
Avaya, Inc. (1)	11,738	199,076
Cisco Systems, Inc. (1)	8,701,057	288,091,997
Comverse Technology, Inc. (1)	25,350	501,930
Corning, Inc.	3,672,512	90,527,421
Dycom Industries, Inc. (1)	57,893	1,773,263
Juniper Networks, Inc. (1)	136,172	4,985,257
Motorola, Inc.	1,259,195	23,332,883
Nokia Oyj (ADR)	1,994,233	75,641,258
Nortel Networks Corp. (1)(2)	72,544	1,231,797
QUALCOMM, Inc.	1,351,558	57,116,841
Riverstone Networks, Inc. (3)	28,706	0
Tellabs, Inc. (1)	25,118	239,123
		$544,967,786
Computer Peripherals — 2.4%
Brocade Communications Systems, Inc. (1)	5,418	$46,378
Dell, Inc. (1)	4,423,845	122,098,122
EMC Corp. (1)	2,761,871	57,446,917
Gateway, Inc. (1)	65,556	123,245
Hewlett-Packard Co.	904,637	45,041,876
International Business Machines Corp.	1,701,043	200,382,865
Lexmark International, Inc., Class A (1)	1,442,409	59,903,246
Network Appliance, Inc. (1)	369,094	9,932,320
Palm, Inc. (1)	398	6,475
Sun Microsystems, Inc. (1)	319,180	1,790,600
		$496,772,044
Construction & Engineering — 0.0%
Jacobs Engineering Group, Inc. (1)	108,010	$8,163,396
		$8,163,396
Construction Materials — 0.1%
Cemex SAB de CV (ADR) (1)	51,226	$1,532,682
CRH PLC (2)	207,894	8,164,944
Vulcan Materials Co.	206,614	18,419,638
		$28,117,264

Consumer Finance — 1.1%
American Express Co.	685,045	$40,671,122
Capital One Financial Corp.	1,769,499	117,547,819
Discover Financial Services (1)	1,230,162	25,587,370
SLM Corp.	911,782	45,288,212
		$229,094,523
Containers & Packaging — 0.1%
Bemis Co., Inc.	295,186	$8,592,864
Sealed Air Corp.	42,528	1,087,016
Sonoco Products Co.	128,617	3,881,661
Temple-Inland, Inc.	90,660	4,771,436
		$18,332,977
Distributors — 0.0%
Genuine Parts Co.	190,459	$9,522,950
		$9,522,950
Diversified Consumer Services — 0.2%
Apollo Group, Inc., Class A (1)	27,070	$1,628,260
H&R Block, Inc.	1,603,312	33,958,148
		$35,586,408
Diversified Financial Services — 2.6%
Bank of America Corp.	3,666,795	$184,329,785
Citigroup, Inc.	4,595,917	214,491,446
ING Groep N.V. (ADR)	264,281	11,710,291
JPMorgan Chase & Co.	2,722,746	124,756,222
Moody’s Corp.	269,906	13,603,262
		$548,891,006
Diversified Telecommunication Services — 1.6%
AT&T, Inc.	1,484,934	$62,827,558
BCE, Inc. (2)(4)	2,653,500	106,272,675
Bell Aliant Regional Communications, Inc. (1)(2)(3)(5)	210,251	6,779,151
Cincinnati Bell, Inc. (1)	169,013	834,924
Citizens Communications Co.	6,949	99,510
Deutsche Telekom AG (ADR)	1,843,732	36,192,459
Embarq Corp.	10,856	603,594
McLeod USA, Inc., Class A (1)(3)	947	0
Qwest Communications International, Inc. (1)	888	8,134
RSL Communications, Ltd., Class A (1)(2)(3)	247,161	0
Telefonos de Mexico SA de CV (ADR)	2,765,435	90,899,848
Verizon Communications, Inc.	504,558	22,341,828
Windstream Corp.	939,434	13,264,808
		$340,124,489

Electric Utilities — 0.4%
Duke Energy Corp.	417,250	$7,798,402
Exelon Corp.	1,005,546	75,777,947
Southern Co. (The)	68,451	2,483,402
		$86,059,751
Electrical Equipment — 0.7%
Emerson Electric Co.	2,534,223	$134,871,348
Rockwell Automation, Inc.	112,400	7,812,924
Roper Industries, Inc.	46,244	3,028,982
Thomas & Betts Corp. (1)	22,600	1,325,264
		$147,038,518
Electronic Equipment & Instruments — 0.4%
Agilent Technologies, Inc. (1)	459,703	$16,953,847
Arrow Electronics, Inc. (1)	8,750	372,050
Flextronics International, Ltd. (1)(2)	441,607	4,937,166
Jabil Circuit, Inc.	1,925,513	43,978,717
National Instruments Corp.	88,674	3,044,178
Plexus Corp. (1)	141,385	3,873,949
Sanmina-SCI Corp. (1)	18,166	38,512
Solectron Corp. (1)(3)	170,613	658,071
Tyco Electronics, Ltd. (1)(2)	281,877	9,986,902
		$83,843,392
Energy Equipment & Services — 1.0%
Baker Hughes, Inc.	204,980	$18,524,043
GlobalSantaFe Corp. (2)	20,000	1,520,400
Halliburton Co.	1,253,220	48,123,648
Schlumberger, Ltd. (2)	1,191,974	125,157,270
Transocean, Inc. (1)(2)	103,602	11,712,206
		$205,037,567
Food & Staples Retailing — 2.2%
Casey’s General Stores, Inc.	12,551	$347,663
Costco Wholesale Corp.	907,915	55,718,744
CVS/Carework Corp.	2,392,086	94,798,368
Kroger Co. (The)	1,377,548	39,287,669
Safeway, Inc.	1,133,243	37,521,676
Sysco Corp.	2,291,351	81,549,182
Walgreen Co.	1,200,867	56,728,957
Wal-Mart Stores, Inc.	2,329,045	101,662,814
		$467,615,073
Food Products — 2.4%
Archer-Daniels-Midland Co.	1,397,167	$46,218,284
Campbell Soup Co.	1,295,515	47,934,055
ConAgra Foods, Inc.	438,684	11,462,813

Dean Foods Co.	286,449	$7,327,365
Del Monte Foods Co.	98,719	1,036,549
General Mills, Inc.	133,187	7,726,178
H.J. Heinz Co.	246,361	11,381,878
Hershey Co. (The)	495,738	23,007,201
J.M. Smucker Co. (The)	6,121	326,984
Kellogg Co.	9,362	524,272
Kraft Foods, Inc., Class A	456,069	15,738,941
Nestle SA (2)	275,000	122,863,066
Sara Lee Corp.	4,280,896	71,448,154
Smithfield Foods, Inc. (1)	2,352,196	74,094,174
TreeHouse Foods, Inc. (1)	25,945	701,812
Tyson Foods, Inc., Class A	241,647	4,313,399
Unilever PLC (ADR)	1,755	55,581
William Wrigley Jr. Co.	997,511	64,070,132
		$510,230,838
Health Care Equipment & Supplies — 1.4%
Advanced Medical Optics, Inc. (1)	9,834	$300,822
Baxter International, Inc.	241,763	13,606,422
Becton, Dickinson and Co.	63,708	5,227,241
Boston Scientific Corp. (1)	1,123,605	15,674,290
Covidien, Ltd. (1)(2)	281,877	11,697,896
DENTSPLY International, Inc.	7,701	320,670
Hospira, Inc. (1)	111,411	4,617,986
Medtronic, Inc.	3,110,774	175,478,761
St. Jude Medical, Inc. (1)	82,517	3,636,524
Stryker Corp.	169,467	11,652,551
Zimmer Holdings, Inc. (1)	599,524	48,555,449
		$290,768,612
Health Care Providers & Services — 1.4%
AmerisourceBergen Corp.	368,407	$16,699,889
Cardinal Health, Inc.	1,856,066	116,059,807
CIGNA Corp.	46,467	2,476,226
Express Scripts, Inc. (1)	196,994	10,996,205
Health Management Associates, Inc., Class A	124,425	863,510
Henry Schein, Inc. (1)	1,106,684	67,330,655
McKesson Corp.	6,462	379,901
Medco Health Solutions, Inc. (1)	167,747	15,162,651
PharMerica Corp. (1)	30,682	457,775
Sunrise Senior Living, Inc. (1)	8,000	282,960
Tenet Healthcare Corp. (1)	1,548	5,201
UnitedHealth Group, Inc.	420,951	20,386,657
WellPoint, Inc. (1)	604,031	47,670,127
		$298,771,564

Health Care Technology — 0.0%
IMS Health, Inc.	120,055	$3,678,485
		$3,678,485
Hotels, Restaurants & Leisure — 1.1%
Bob Evans Farms, Inc.	1,792	$54,083
Carnival Corp. (2)	543,886	26,340,399
Darden Restaurants, Inc.	184,714	7,732,128
Gaylord Entertainment Co. (1)	75,150	3,999,483
International Game Technology	409,904	17,666,862
International Speedway Corp., Class A	118,344	5,427,256
Marriott International, Inc., Class A	421,554	18,324,952
McDonald’s Corp.	921,031	50,168,559
MGM MIRAGE (1)	141,889	12,690,552
Starbucks Corp. (1)	2,254,271	59,061,900
Wyndham Worldwide Corp.	110,649	3,624,861
Yum! Brands, Inc.	463,262	15,672,153
		$220,763,188
Household Durables — 0.3%
Blyth, Inc.	136,371	$2,788,787
D.R. Horton, Inc.	637,557	8,167,105
Fortune Brands, Inc.	107,860	8,789,511
Leggett & Platt, Inc.	1,472,881	28,220,400
Newell Rubbermaid, Inc.	291,589	8,403,595
		$56,369,398
Household Products — 3.2%
Clorox Co. (The)	14,873	$907,104
Colgate-Palmolive Co.	707,469	50,456,689
Energizer Holdings, Inc. (1)	76,555	8,486,122
Kimberly-Clark Corp.	1,175,933	82,621,053
Procter & Gamble Co. (The)	7,692,048	541,058,656
		$683,529,624
Independent Power Producers & Energy Traders — 0.0%
AES Corp. (The) (1)	40,339	$808,394
TXU Corp.	136,092	9,318,219
		$10,126,613
Industrial Conglomerates — 3.1%
3M Co.	1,008,315	$94,358,118
General Electric Co.	13,110,832	542,788,445
Teleflex, Inc.	11,386	887,197
Textron, Inc.	43,912	2,731,766
Tyco International, Ltd. (2)	281,877	12,498,426
		$653,263,952

Insurance — 5.3%
Aegon, N.V. (ADR)	5,182,849	$98,629,616
AFLAC, Inc.	2,230,058	127,202,508
Allstate Corp.	194,393	11,117,336
American International Group, Inc.	6,483,663	438,619,802
AON Corp.	391,850	17,558,799
Arthur J. Gallagher & Co.	557,025	16,137,014
Berkshire Hathaway, Inc., Class A (1)	616	73,002,160
Berkshire Hathaway, Inc., Class B (1)	40,407	159,688,464
Chubb Corp.	31,448	1,686,871
Hartford Financial Services Group, Inc. (The)	46,901	4,340,688
Lincoln National Corp.	194,214	12,812,298
LSI Logic Corp.	1,383	87,253
Manulife Financial Corp. (2)	246,658	10,177,109
Marsh & McLennan Cos., Inc.	478,541	12,202,796
MetLife, Inc.	81	5,648
Old Republic International Corp.	296,392	5,554,386
Progressive Corp. (The)	3,731,348	72,425,465
SAFECO Corp.	161,000	9,856,420
Torchmark Corp.	318,929	19,875,655
Travelers Companies., Inc. (The)	349,307	17,584,114
UnumProvident Corp.	39,000	954,330
XL Capital Ltd., Class A (2)	187,100	14,818,320
		$1,124,337,052
Internet & Catalog Retail — 0.2%
Amazon.com, Inc. (1)	42,476	$3,956,639
Expedia, Inc. (1)	403,096	12,850,700
IAC/InterActiveCorp (1)	429,832	12,753,115
Liberty Media Corp.-Interactive (1)	256,350	4,924,484
		$34,484,938
Internet Software & Services — 1.0%
eBay, Inc. (1)	1,257,244	$49,057,661
Google, Inc., Class A (1)	277,743	157,555,272
		$206,612,933
IT Services — 1.8%
Accenture Ltd., Class A (2)	2,739,520	$110,265,680
Acxiom Corp.	74,785	1,479,995
Affiliated Computer Services, Inc. (1)	183,730	9,230,595
Automatic Data Processing, Inc.	1,493,739	68,607,432
Broadridge Financial Solutions, Inc.	223,288	4,231,308
Computer Sciences Corp. (1)	226,702	12,672,642
DST Systems, Inc. (1)	22,600	1,939,306
Electronic Data Systems Corp.	1,252	27,344

Fidelity National Information Services, Inc.	39,563	$1,755,410
Fiserv, Inc. (1)	832,355	42,333,575
Gartner, Inc., Class A (1)	30,575	747,865
Paychex, Inc.	982,060	40,264,460
Perot Systems Corp. (1)	625,309	10,573,975
Western Union Co.	3,488,152	73,146,547
		$377,276,134
Leisure Equipment & Products — 0.0%
Eastman Kodak Co.	90,772	$2,429,059
Mattel, Inc.	30,514	715,858
		$3,144,917
Life Sciences Tools & Services — 0.2%
Dionex Corp. (1)	37,300	$2,963,858
Invitrogen Corp. (1)	429,910	35,136,544
PerkinElmer, Inc.	254,526	7,434,704
Thermo Fisher Scientific, Inc. (1)	18,585	1,072,726
		$46,607,832
Machinery — 4.3%
Caterpillar, Inc.	215,457	$16,898,293
Danaher Corp.	3,933,834	325,367,410
Deere & Co.	2,870,000	425,965,400
Donaldson Co., Inc.	77,792	3,248,594
Dover Corp.	676,032	34,443,830
Illinois Tool Works, Inc.	1,655,970	98,762,051
ITT Industries, Inc.	8,428	572,514
Nordson Corp.	20,306	1,019,564
Parker Hannifin Corp.	13,384	1,496,733
		$907,774,389
Media — 4.1%
Catalina Marketing Corp. (1)	45,069	$1,459,785
CBS Corp., Class A	14,887	469,089
CBS Corp., Class B	556,629	17,533,814
Citadel Broadcasting Corp.	379,866	1,580,243
Comcast Corp., Class A (1)	2,799,945	67,702,670
Comcast Corp., Class A Special (1)	3,544,342	84,922,434
Discovery Holding Co., Class A (1)	37,954	1,094,973
E.W. Scripps Co. (The), Class A	51,066	2,144,772
EchoStar Communications Corp., Class A (1)	35,150	1,645,372
Entercom Communications Corp.	220,000	4,252,600
Gannett Co., Inc.	476,821	20,837,078
Havas Advertising (2)	3,142,938	18,535,797
Idearc, Inc.	22,323	702,505
Interpublic Group of Companies, Inc., (The) (1)	932,692	9,681,343
Lamar Advertising Co.	241,409	11,821,799

Liberty Global, Inc., Class A (1)	19,414	$796,362
Liberty Global, Inc., Class C (1)	35,902	1,387,971
Liberty Media Holding Corp.-Capital, Series A (1)	8,315	1,037,961
Live Nation, Inc. (1)	9,562	203,193
McClatchy Co., (The), Class A	5,666	113,207
McGraw-Hill Companies, Inc., (The)	471,684	24,013,432
New York Times Co. (The), Class A	22,468	443,968
News Corp., Class A	187,934	4,132,669
Omnicom Group, Inc.	4,814,012	231,505,837
Publicis Groupe (2)	329,132	13,508,466
Time Warner, Inc.	4,047,777	74,317,186
Tribune Co.	1,419,802	38,788,991
Viacom, Inc., Class A (1)	13,791	537,159
Viacom, Inc., Class B (1)	524,573	20,442,610
Vivendi SA (2)	174,913	7,371,445
Walt Disney Co. (The)	4,930,844	169,571,725
Washington Post Co. (The), Class B	15,553	12,485,948
WPP Group PLC (2)	139,450	1,873,601
WPP Group PLC (ADR)	256,051	17,283,443
		$864,199,448
Metals & Mining — 0.1%
Alcoa, Inc.	85,947	$3,362,247
Freeport-McMoRan Copper & Gold, Inc.	21,456	2,250,520
Steel Dynamics, Inc.	167,424	7,818,701
		$13,431,468
Multiline Retail — 1.4%
Dollar Tree Stores, Inc. (1)	52,534	$2,129,728
Family Dollar Stores, Inc.	1,822,775	48,412,904
J.C. Penney Company, Inc.	130,349	8,260,216
Macy’s, Inc.	231,607	7,485,538
Nordstrom, Inc.	131,384	6,160,596
Sears Holdings Corp. (1)	4,563	580,414
Target Corp.	3,523,952	224,017,629
		$297,047,025
Multi-Utilities — 0.0%
Ameren Corp.	5,000	$262,500
PG&E Corp.	3,000	143,400
Wisconsin Energy Corp.	9,576	431,207
		$837,107
Office Electronics — 0.0%
Xerox Corp. (1)	32,878	$570,105
Zebra Technologies Corp., Class A (1)	13,500	492,615
		$1,062,720

Oil, Gas & Consumable Fuels — 10.3%
Anadarko Petroleum Corp.	4,388,053	$235,857,849
Apache Corp.	2,145,450	193,219,227
BP PLC (ADR)	5,018,119	348,006,553
Chevron Corp.	575,414	53,847,242
ConocoPhillips	6,222,329	546,133,816
Devon Energy Corp.	818,602	68,107,686
El Paso Corp.	97,665	1,657,375
Exxon Mobil Corp.	7,070,780	654,471,397
Hess Corp.	54,541	3,628,613
Marathon Oil Corp.	175,844	10,026,625
Murphy Oil Corp.	44,679	3,122,615
Royal Dutch Shell PLC (ADR)	9,594	787,667
Royal Dutch Shell PLC (ADR)	157,131	12,913,026
Spectra Energy Corp.	255,675	6,258,924
Total SA (ADR)	272,750	22,100,933
Williams Cos., Inc. (The)	223,515	7,612,921
		$2,167,752,469
Paper and Forest Products — 0.1%
International Paper Co.	155,490	$5,577,426
Neenah Paper, Inc.	29,952	991,112
Weyerhaeuser Co.	85,055	6,149,477
		$12,718,015
Personal Products — 0.0%
Avon Products, Inc.	173,400	$6,507,702
Estee Lauder Cos., Inc., (The) Class A	13,035	553,466
		$7,061,168
Pharmaceuticals — 7.2%
Abbott Laboratories	3,698,545	$198,315,983
Allergan, Inc.	276,600	17,832,402
Bristol-Myers Squibb Co.	4,548,321	131,082,611
Eli Lilly & Co.	4,285,915	243,997,141
Forest Laboratories, Inc. (1)	56,729	2,115,424
GlaxoSmithKline PLC (ADR)	426,642	22,697,354
Johnson & Johnson	3,860,147	253,611,658
King Pharmaceuticals, Inc. (1)	152,305	1,785,015
Merck & Co., Inc.	2,180,066	112,687,612
Mylan Laboratories, Inc.	27,992	446,752
Novo Nordisk A/S (ADR)	214,531	25,966,832
Pfizer, Inc.	12,565,208	306,968,031
Schering-Plough Corp.	1,748,623	55,308,945
Shering AG (ADR)	25,000	3,731,370

Teva Pharmaceutical Industries, Ltd. (ADR)	1,676,190	$74,540,169
Watson Pharmaceuticals, Inc. (1)	558,195	18,085,518
Wyeth	981,129	43,709,297
		$1,512,882,114
Real Estate Management & Development — 0.0%
Forest City Enterprises, Inc., Class A	58,779	$3,242,250
		$3,242,250
Road & Rail — 0.1%
Avis Budget Group, Inc. (1)	55,324	$1,266,366
Burlington Northern Santa Fe Corp.	101,509	8,239,486
CSX Corp.	3,276	139,983
Kansas City Southern (1)	6,815	219,239
Norfolk Southern Corp.	3,090	160,402
Union Pacific Corp.	65,519	7,407,578
		$17,433,054
Semiconductors & Semiconductor Equipment — 2.7%
Analog Devices, Inc.	599,788	$21,688,334
Applied Materials, Inc.	1,106,931	22,913,472
Broadcom Corp., Class A (1)	1,032,709	37,631,916
Cypress Semiconductor Corp. (1)	52,742	1,540,594
Intel Corp.	11,539,922	298,422,383
KLA-Tencor Corp.	148,373	8,276,246
Linear Technology Corp.	427,148	14,945,909
LSI Corp. (1)	141,203	1,047,726
Maxim Integrated Products, Inc.	263,099	7,721,956
Skyworks Solutions, Inc. (1)	98,685	892,112
Teradyne, Inc. (1)	6,799	93,826
Texas Instruments, Inc.	4,213,939	154,188,028
Verigy, Ltd. (1)(2)	4,119	101,781
Xilinx, Inc.	24,533	641,293
		$570,105,576
Software — 2.2%
Adobe Systems, Inc. (1)	489,938	$21,390,693
CA, Inc.	40,728	1,047,524
Compuware Corp. (1)	150,944	1,210,571
Electronic Arts, Inc. (1)	21,405	1,198,466
Intuit, Inc. (1)	985,017	29,846,015
Jack Henry & Associates, Inc.	119,142	3,081,012
Microsoft Corp.	7,226,392	212,889,508
Oracle Corp. (1)	7,153,139	154,865,459
SAP AG (ADR)	400,000	23,468,000
Symantec Corp. (1)	225,686	4,373,795
Wind River Systems, Inc. (1)	59,479	700,068
		$454,071,111

Specialty Retail — 1.4%
Abercrombie & Fitch Co., Class A	4,015	$324,011
AutoNation, Inc. (1)	245,966	4,358,518
Best Buy Co., Inc.	173,415	7,980,558
Collective Brands, Inc. (1)	23,100	509,586
Gap, Inc. (The)	599,138	11,048,105
Home Depot, Inc.	4,407,955	142,994,060
Limited Brands, Inc.	507,607	11,619,124
Lowe’s Companies, Inc.	2,207,850	61,863,957
RadioShack Corp.	208,257	4,302,590
Sherwin-Williams Co. (The)	500	32,855
Staples, Inc.	275,430	5,918,991
TJX Companies, Inc.	1,716,834	49,908,364
		$300,860,719
Textiles, Apparel & Luxury Goods — 1.1%
Coach, Inc. (1)	723,146	$34,183,111
Hanesbrands, Inc. (1)	559,410	15,697,045
Nike, Inc., Class B	3,058,444	179,408,325
		$229,288,481
Thrifts & Mortgage Finance — 0.3%
Fannie Mae	302,420	$18,390,160
Freddie Mac	146,695	8,656,472
MGIC Investment Corp.	95,045	3,070,904
Washington Mutual, Inc.	643,357	22,716,936
		$52,834,472
Tobacco — 0.2%
Altria Group, Inc.	634,962	$44,148,908
		$44,148,908
Trading Companies & Distributors — 0.1%
United Rentals, Inc. (1)	391,179	$12,584,228
		$12,584,228
Wireless Telecommunication Services — 0.6%
Alltel Corp.	1,061,886	$73,992,216
SprintNextel Corp.	1,744,624	33,147,856
Telephone and Data Systems, Inc.	24,636	1,644,453
Telephone and Data Systems, Inc., Special Shares	24,636	1,527,432
Vodafone Group PLC (ADR)	305,078	11,074,331
		$121,386,288
Total Common Stocks (identified cost $13,827,170,342)		$20,784,030,846

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Independent Power Producers & Energy Traders — 0.0%
Enron Corp. (1)(3)	11,050	$0
		$0
Total Convertible Preferred Stocks (identified cost $16,626,069)		$0

Warrants — 0.0%

Security	Shares	Value
Communications Equipment — 0.0%
Lucent Technologies, Inc. (1)(2)	18,106	$199
		$199
Total Warrants (identified cost $0)		$199

Other Investments — 0.0%

Security	Shares	Value
Commercial Banks — 0.0%
Wachovia Corp. (Dividend Equalization Preferred Shares)	166,518	$183
		$183
Software — 0.0%
Seagate Technology, Inc. (Tax Refund Rights) (1)(3)	197,392	$0
		$0
Total Other Investments (identified cost $39,407)		$183

Short-Term Investments — 1.4%

	Shares/Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.42% (6)(7)	105,441	$105,441,176
Investment in Cash Management Portfolio, 5.01% (7)	200,384	200,384,275
Total Short-Term Investments (identified cost, $305,825,451)		$305,825,451
Total Investments — 100.2% (identified cost $14,149,661,269)		$21,089,856,679
Other Assets, Less Liabilities — (0.2)%		$(49,293,810)
Net Assets — 100.0%		$21,040,562,869

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		Foreign security.
(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)		All or a portion of these securities were on loan at September 30, 2007.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate value of the securities is $6,779,151 or 0.03% of the Portfolio’s net assets.

(6)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of September 30, 2007, the Portfolio loaned securities having a market value of $102,920,875 and received $105,441,176 of cash collateral for the loans.

(7)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2007. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from Investment in Cash Management Portfolio for the fiscal year to date ended September 30, 2007 were $3,261,186 and $4,043,294, respectively.

The Portfolio did not have any open financial instruments at September 30, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,644,367,972
Gross unrealized appreciation	$16,445,810,148
Gross unrealized depreciation	(321,441)
Net unrealized appreciation	$16,445,488,707

The net unrealized appreciation on foreign currency transactions at September 30, 2007 on a federal income tax basis was $186,147.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	November 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	November 15, 2007

By:	/s/ Michelle A. Green
Michelle A. Green
Treasurer

Date:	November 15, 2007